Note 14 - Employee Benefits (Details) - Stock Option Activity - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock Option Activity [Abstract]
Outstanding, January 1	46,451	58,581
Outstanding, January 1	$ 27.90	$ 28.38
Expired	(10,802)	0
Expired	$ 36.93	$ 0
Exercised	(2,175)	(11,223)
Exercised	$ 21.31	$ 30.45
Forfeited	(1,525)	(907)
Forfeited	$ 33.53	$ 27.35
Outstanding, December 31	31,949	46,451
Outstanding, December 31	$ 25.03	$ 27.90
Exercisable, December 31	31,949	46,451
Exercisable, December 31	$ 25.03	$ 27.90